Investments In Associated Companies (Linkem) (Narrative) (Details) (Linkem [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Linkem [Member]
Excess investment amortization period, years	12
Ownership percentage	37.00%
Cash consideration	$ 88,575,000